Note 21 - Non Current Asset Held For Sale	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
21.	NON CURRENT ASSET HELD FOR SALE

During the year ended
December 31, 2016,
the Company reclassified
$98,522
from prepaids and other current assets to property and equipment. During the year management determined that the equipment would not
be used to generate future cash flows and committed to a plan to dispose of the equipment by
December 31, 2016.

Management used a market approach to determine the equipment's fair value less cost of sell. Key assumptions included the cost of similar assets, the impact of customization and unique use. The fair value less cost to sell was determined to be
$35,000
which is greater than its value in use. The Company recorded an impairment loss of
$63,522
on the equipment and reclassified
$35,000
from property and equipment to non current assets held for sale. The equipment was sold for
$35,000
in
July 2016.